Other Comprehensive Income or Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ (271.1)	$ (73.8)	$ (73.8)	$ (61.5)	$ 88.0
Other comprehensive (loss) income before reclassifications	2.8	(31.9)	199.9	(126.8)	(313.7)
Amounts reclassified from accumulated other comprehensive income	12.1	24.7	105.0	110.0	82.0
Tax expense (benefit)	(5.1)	(9.3)	(125.2)	4.5	82.2
Total other comprehensive income (loss)	9.8	(16.5)	179.7	(12.3)	(149.5)
Sale of Canada Safeway Limited			(377.0)
Ending balance	(261.3)	(90.3)	(271.1)	(73.8)	(61.5)
Pension and Post-Retirement Benefit Plan Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(130.7)	(472.3)	(472.3)	(462.1)	(302.8)
Other comprehensive (loss) income before reclassifications	0	0	266.6	(125.2)	(323.6)
Amounts reclassified from accumulated other comprehensive income	12.1	24.7	105.0	110.0	82.0
Tax expense (benefit)	(4.8)	(9.1)	(125.8)	5.0	82.3
Total other comprehensive income (loss)	7.3	15.6	245.8	(10.2)	(159.3)
Sale of Canada Safeway Limited			95.8
Ending balance	(123.4)	(456.7)	(130.7)	(472.3)	(462.1)
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(138.8)	399.0	399.0	402.1	393.3
Other comprehensive (loss) income before reclassifications	1.6	(32.0)	(65.0)	(3.1)	8.8
Amounts reclassified from accumulated other comprehensive income	0	0	0	0	0
Tax expense (benefit)	0	0	0	0	0
Total other comprehensive income (loss)	1.6	(32.0)	(65.0)	(3.1)	8.8
Sale of Canada Safeway Limited			(472.8)
Ending balance	(137.2)	367.0	(138.8)	399.0	402.1
Other
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(1.6)	(0.5)	(0.5)	(1.5)	(2.5)
Other comprehensive (loss) income before reclassifications	1.2	0.1	(1.7)	1.5	1.1
Amounts reclassified from accumulated other comprehensive income	0	0	0	0	0
Tax expense (benefit)	(0.3)	(0.2)	0.6	(0.5)	(0.1)
Total other comprehensive income (loss)	0.9	(0.1)	(1.1)	1.0	1.0
Sale of Canada Safeway Limited			0
Ending balance	$ (0.7)	$ (0.6)	$ (1.6)	$ (0.5)	$ (1.5)